SCHEDULE OF STOCK OPTION ACTIVITY (Details) - Share-Based Payment Arrangement, Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Option Indexed to Issuer's Equity [Line Items]
Number of Options, Outstanding Beginning Balance	8,301,666
Weighted Average Grant-Date Fair Value, Options Outstanding, Beginning Balance	$ 0.79
Weighted Average Exercise Price, Options Outstanding, Beginning Balance	$ 0.86
Weighted Average Remaining Life (Yrs), Options Outstanding	8 years 7 months 6 days	8 years 1 month 6 days
Number of Options, Granted	9,300,000
Weighted Average Grant-Date Fair Value, Options Granted	$ 0.08
Weighted Average Exercise Price, Options Granted	$ 0.09
Weighted Average Remaining Life (Yrs), Granted	9 years 8 months 12 days
Number of Options, Forfeited	(180,000)
Weighted Average Grant-Date Fair Value, Options Forfeited	$ 1.65
Weighted Average Exercise Price, Options Forfeited	$ 1.78
Weighted Average Remaining Life (Yrs), Forfeited	8 years 3 months 18 days
Number of Options, Cancelled	(4,691,666)
Weighted Average Grant-Date Fair Value, Options Cancelled	$ 1.04
Weighted Average Exercise Price, Options Cancelled	$ 1.12
Weighted Average Remaining Life (Yrs), Cancelled	8 years 1 month 6 days
Number of Options, Outstanding Ending Balance	12,730,000	8,301,666
Weighted Average Grant-Date Fair Value, Options Outstanding, Ending Balance	$ 0.17	$ 0.79
Weighted Average Exercise Price, Options Outstanding, Ending Balance	$ 0.19	$ 0.86
Number of Options, Outstanding Ending Balance	9,513,555
Weighted Average Grant-Date Fair Value, Options Outstanding, Ending Balance	$ 0.18
Weighted Average Exercise Price, Options Outstanding, Ending Balance	$ 0.20
Weighted Average Remaining Life (Yrs), Options Exercisable	7 years 9 months 18 days